One International Place, 40th Floor 100 Oliver Street Boston, MA 02110-2605 +1 617 728 7100 Main +1 617 426 6567 Fax www.dechert.com

JOSEPH R. FLEMING

joseph.fleming@dechert.com
+1 617 728 7161 Direct
+1 617 275 8392 Fax

April 4, 2014

VIA EDGAR

U.S. Securities and Exchange Commission

100 F Street, NE

Washington, D.C. 20549-4720

Re:                         Tekla Healthcare Opportunities Fund

Ladies and Gentlemen:

Enclosed for filing on behalf of Tekla Healthcare Opportunities Fund (“Fund”), a newly organized closed-end management investment company, is the Fund’s initial registration statement under the Securities Act of 1933 and the Investment Company Act of 1940 (“1940 Act”) on Form N-2 (“Registration Statement”). The Fund also has separately filed a Notification of Registration under the 1940 Act on Form N-8A today.

Certain items required to be contained in the Registration Statement, including the exhibits thereto, will be completed and filed in a pre-effective amendment to the Registration Statement.

If you have any questions relating to this filing, please do not hesitate to contact me at 617.728.7161 or Lisa Price at 212.649.8795.

Sincerely,

/s/ Joseph R. Fleming
Joseph R. Fleming